Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2019 £m	No. of shares	2018 £m
At start of year	2,011,043,101	290	1,123,682,106	162
Issue of ordinary shares	3,059,558	1	1,580,885	—
Issue of bonus share	1	—	—	—
Issue of ordinary shares in exchange for RELX NV shares	—	—	930,780,110	134
Cancellation of shares	(33,300,001)	(5)	(45,000,000)	(6)
At end of year	1,980,802,659	286	2,011,043,101	290

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2019 Shares in issue net of treasury shares (millions)	2018 Shares in issue net of treasury shares (millions)
RELX PLC
At start of year	2,011.0	(49.1)	1,961.9	1,060.1
Issue of ordinary shares	3.1	—	3.1	1.6
Issue of ordinary shares in exchange for RELX NV shares	—	—	—	927.3
Repurchase of ordinary shares	—	(33.5)	(33.5)	(26.9)
Net release/(purchase) of shares by the Employee Benefit Trust	—	0.4	0.4	(0.2)
Cancellation of shares	(33.3)	33.3	—	—
At end of year	1,980.8	(48.9)	1,931.9	1,961.9